Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 10,983	$ 7,863
Transfers out of Level 2 into Level 1 of fair value hierarchy	13,062	11,421
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	607	871
Transfers out of Level 2 into Level 1 of fair value hierarchy	522	902
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	16,452	11,028
Transfers out of Level 2 into Level 1 of fair value hierarchy	11,895	13,542
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	9,499	7,764
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 14,623	$ 5,950